Scudder Value Series, Inc.
                     Scudder-Dreman High Return Equity Fund
                           Class A, B, C and I Shares


    Supplement to the currently effective Statement of Additional Information
               Dated February 1, 2001, as revised March 29, 2001, as further revised May 29, 2001, August 31, 2001,
                     September 28, 2001 and December 1, 2001




The following information replaces similar disclosure found under the heading entitled "Performance":

Average Annual Total Returns

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                          Average Annual Total Returns

                               T = (ERV/P)^1/n - 1
Where:
      T         =        Average Annual Total Return
      P         =        a hypothetical initial investment of $1,000
      n         =        Number of years
      ERV       =        Ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


       Average Annual Total Returns for the Period Ended November 30, 2001

                                   1 Year           5 Years          10 Years
                                   ------           -------          --------

Contrarian Fund -- Class A           -4.28%             8.69%           11.78%
Contrarian Fund -- Class B           -2.29%             8.85%           11.44%*
Contrarian Fund -- Class C            0.72%             8.94%           11.35%*
Contrarian Fund -- Class I           10.66%             0.00%            8.87%

* Because Class B and C shares were not introduced until September 11, 1995, the total return for Class B and C shares for the periods prior to their introduction is based upon the performance of Class A shares from the beginning of the 10-year period through September 11, 1995. Actual performance of Class B and C shares is shown beginning September 11, 1995.

       Average Annual Total Returns for the Period Ended November 30, 2001

                                             1 Year       5 Years      10 Years
                                             ------       -------      --------

    High Return Equity Fund -- Class A         3.62%       11.01%        17.13%
    High Return Equity Fund -- Class B         6.03%       11.24%        16.77%*
    High Return Equity Fund -- Class C         9.09%       11.41%        16.85%*
    High Return Equity Fund -- Class I        10.45%       12.84%        17.44%

* Because Class B and C shares were not introduced until September 11, 1995, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the beginning of the 10-year period through September 11, 1995. Actual performance of Class B and C shares is shown beginning September 11, 1995.

     Average Annual Total Returns for the Period Ended July 31, 2001 ^(1)(2)
                       (Adjusted for Maximum Sales Charge)

                                         1 Year        5 Years          10 Years
                                         ------        -------          --------

Large Company Value Fund -- Class A       2.17%         12.32%           12.39%
Large Company Value Fund -- Class B       4.67%         12.63%           12.15%
Large Company Value Fund -- Class C       7.59%         12.78%           12.18%

^(1) Because Class A, B and C shares were not introduced until December 29, 2000, the returns for Class A, B and C shares for the period prior to their introduction are based upon the performance of Class S shares as described above.

^(2) As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund or class will vary based on changes in market conditions and the level of the Fund's and classes' expenses.

In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

       Average Annual Total Returns for the Period Ended November 30, 2001

                                          1 Year       5 Years     Life of Class
                                          ------       -------     -------------

Small Cap Value Fund -- Class A           7.74%        2.05%        10.14%(1)
Small Cap Value Fund -- Class B          10.40%        2.19%         9.81%*
Small Cap Value Fund -- Class C          13.42%        2.49%         9.90%*
Small Cap Value Fund -- Class I          20.15%        2.95%          8.22%

(1)      Since May 22, 1992.

* Because Class B and C shares were not introduced until September 11, 1995, the total return for Class B and C shares for the periods prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, May 22, 1992 through September 11, 1995. Actual performance of Class B and C shares is shown beginning September 11, 1995.

Average annual total returns after the deduction of taxes on distributions are calculated in the same manner as pre-tax returns except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total returns after the deduction of taxes on distributions and taxes on redemption are also calculated in the same manner as pre-tax returns except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period.

After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.

           Average Annual Total Returns (After Taxes on Distributions)

                                 P(1+T)^n = ATVD
Where:
          P         =        a hypothetical initial investment of $1,000
          T         =        average annual total return (after taxes on
                             distributions)
          n         =        number of years
          ATVD      =        ending value of a  hypothetical  $1,000  payment
                             made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

       Average Annual Total Returns (After Taxes on Distributions) for the
                         Period Ended November 30, 2001

                                          1 Year       5 Years      10 Years
                                          ------       -------      --------

High Return Equity Fund -- Class A          3.03%        8.94%        15.50%

Average annual total returns (after taxes on distributions) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

                                P(1+T)^n = ATVDR
Where:
         P          =       a hypothetical initial investment of $1,000
         T          =       average annual total return (after taxes on
                            distributions and redemption)
         n          =       number of years
         ATVDR      =       ending value of a  hypothetical  $1,000  payment
                            made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods
                            (or fractional portion), after taxes on fund distributions and redemptions

   Average Annual Total Returns (After Taxes on Distributions and Redemption)
                     for the Period Ended November 30, 2001

                                         1 Year       5 Years       10 Years
                                         ------       -------       --------

High Return Equity Fund -- Class A         2.19%        8.11%         14.11%

Average annual total returns (after taxes on distributions and redemption) are based on historical earnings, calculated as described above, and are not intended to indicate future performance. Average annual total returns (after taxes on distributions and redemption) for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.







March 13, 2002